Provisions	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

8	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 1 Jan 2024	76	104	9	118	307
Additions	4	5	1	10	20
Amounts utilised	(30)	(57)	—	(33)	(120)
Unused amounts reversed	(10)	(5)	(2)	(11)	(28)
Exchange and other movements	2	2	—	29	33
At 30 Jun 2024	42	49	8	113	212
Contractual commitments[1]
At 1 Jan 2024					83
Net change in expected credit loss provisions					(10)
At 30 Jun 2024					73
Total provisions
At 31 Dec 2023					390
At 30 Jun 2024					285
1The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 28.
Legal proceedings and regulatory matters
Further details of legal proceedings and regulatory matters are set out in Note 10: ‘Legal proceedings and regulatory matters’. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim), or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. Regulatory matters refer to investigations, reviews and other actions carried out by, or in response to the actions of, regulatory or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.